Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Disclosure of detailed information about geographic revenues segment reporting [Table Text Block]
	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2024

Royalties	126,101	1,338	240	2,696	-	130,375
Streams	8,204	22,371	19,808	-	10,399	60,782

	134,305	23,709	20,048	2,696	10,399	191,157

2023

Royalties	117,447	1,058	114	210	-	118,829
Streams	25,614	23,149	7,620	-	8,016	64,399

	143,061	24,207	7,734	210	8,016	183,228

(i) 91% of North America's revenues are generated from Canada in 2024 (91% in 2023).

Disclosure of detailed information about geographic net assets [Table Text Block]
	North America (i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2024

Royalties	392,520	127,008	57,646	49,906	-	10,333	637,413
Streams	146,408	127,974	136,386	-	22,300	32,603	465,671
Offtakes	-	-	7,067	-	3,704	-	10,771

	538,928	254,982	201,099	49,906	26,004	42,936	1,113,855

December 31, 2023

Royalties	483,050	138,259	8,511	54,295	-	11,241	695,356
Streams	140,567	123,353	146,884	-	22,300	35,067	468,171
Offtakes	-	-	7,067	-	3,704	-	10,771

	623,617	261,612	162,462	54,295	26,004	46,308	1,174,298

(i) 78% of North America's net interests are located in Canada as at December 31, 2024 (80% as at December 31, 2023).